Risk Management Section - EU MR2-A: Market risk under Internal Model Approach (Detail) - Advanced Internal Rating Based (AIRB) [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Market Risk [Line Items]
Risk measure	Total
RWA	€ 3,604	€ 5,579
Capital requirements	€ 288	446
VaR (higher of values a and b) [member]
Market Risk [Line Items]
Risk measure	VaR (higher of values a and b)
RWA	€ 649	1,123
Capital requirements	€ 52	90
VaR (higher of values a and b) [member] | VaR (a) [member]
Market Risk [Line Items]
Risk measure	Previous day's VaR (Article 365(1) (VaRt-1))
RWA	€ 209	449
Capital requirements	€ 17	36
VaR (higher of values a and b) [member] | VaR (b) [member]
Market Risk [Line Items]
Risk measure	Average of the daily VaR (Article 365(1)) on each of the preceding sixty business days (VaRavg) x multiplication factor ((mc) in accordance with Article 366)
RWA	€ 649	1,123
Capital requirements	€ 52	90
SVaR (higher of values a and b) [member]
Market Risk [Line Items]
Risk measure	SVaR (higher of values a and b)
RWA	€ 1,750	2,546
Capital requirements	€ 140	204
SVaR (higher of values a and b) [member] | SVaR (a) [member]
Market Risk [Line Items]
Risk measure	Latest SVaR (Article 365(2) (sVaRt-1))
RWA	€ 842	1,054
Capital requirements	€ 67	84
SVaR (higher of values a and b) [member] | SVaR (b) [member]
Market Risk [Line Items]
Risk measure	Average of the SVaR (Article 365(2) during the preceding sixty business days (sVaRavg) x multiplication factor (ms) (Article 366)
RWA	€ 1,750	2,546
Capital requirements	€ 140	204
Incremental risk charge -IRC (higher of values a and b) [member]
Market Risk [Line Items]
Risk measure	Incremental risk charge -IRC (higher of values a and b)
RWA	€ 1,205	1,910
Capital requirements	€ 96	153
Incremental risk charge -IRC (higher of values a and b) [member] | Incremental risk charge -IRC (a) [member]
Market Risk [Line Items]
Risk measure	Most recent IRC value (incremental default and migration risks section 3 calculated in accordance with Section 3 articles 370/371)
RWA	€ 981	1,500
Capital requirements	€ 78	120
Incremental risk charge -IRC (higher of values a and b) [member] | Incremental risk charge -IRC (a) [member]
Market Risk [Line Items]
Risk measure	Average of the IRC number over the preceding 12 weeks
RWA	€ 1,205	1,910
Capital requirements	€ 96	€ 153
Comprehensive Risk Measure - CRM (higher of values a, b and c) [member]
Market Risk [Line Items]
Risk measure	Comprehensive Risk Measure - CRM(higher of values a, b and c)
Comprehensive Risk Measure - CRM (higher of values a, b and c) [member] | Comprehensive Risk Measure - CRM (a) [member]
Market Risk [Line Items]
Risk measure	Most recent risk number for the correlation trading portfolio (article 377)
Comprehensive Risk Measure - CRM (higher of values a, b and c) [member] | Comprehensive Risk Measure - CRM (b) [member]
Market Risk [Line Items]
Risk measure	Average of the risk number for the correlation trading portfolio over the preceding 12- weeks
Comprehensive Risk Measure - CRM (higher of values a, b and c) [member] | Comprehensive Risk Measure - CRM (c) [member]
Market Risk [Line Items]
Risk measure	8 % of the own funds requirement in SA on most recent risk number for the correlation trading portfolio (Article 338(4))